PORTFOLIO OF INVESTMENTS – as of March 31, 2021 (Unaudited)

Natixis Vaughan Nelson Mid Cap ETF

Shares	Description	Value (†)
Common Stocks – 99.4% of Net Assets
	Banks – 5.6%
3,521	Bank of N.T. Butterfield & Son Ltd. (The)	$134,573
4,767	PacWest Bancorp	181,861
5,080	TCF Financial Corp.	236,017

		552,451

	Beverages – 1.5%
639	Constellation Brands, Inc., Class A	145,692

	Building Products – 0.8%
657	Allegion PLC	82,532

	Capital Markets – 6.2%
1,786	Ares Management Corp., Class A	100,069
7,947	Brightsphere Investment Group, Inc.	161,960
691	Nasdaq, Inc.	101,895
2,019	Raymond James Financial, Inc.	247,449

		611,373

	Chemicals – 5.6%
5,804	Axalta Coating Systems Ltd.(a)	171,682
1,929	FMC Corp.	213,367
1,668	LyondellBasell Industries NV, Class A	173,555

		558,604

	Commercial Services & Supplies – 1.1%
1,909	IAA, Inc.(a)	105,262

	Communications Equipment – 2.8%
1,468	Motorola Solutions, Inc.	276,057

	Construction & Engineering – 2.0%
7,320	WillScot Mobile Mini Holdings Corp.(a)	203,130

	Consumer Finance – 1.5%
3,743	Synchrony Financial	152,190

	Containers & Packaging – 3.2%
691	Avery Dennison Corp.	126,902
1,952	Crown Holdings, Inc.	189,422

		316,324

	Diversified Consumer Services – 2.6%
1,749	Grand Canyon Education, Inc.(a)	187,318
5,146	Laureate Education, Inc., Class A(a)	69,934

		257,252

	Electric Utilities – 2.1%
1,407	Alliant Energy Corp.	76,203
2,172	Evergy, Inc.	129,299

		205,502

Shares	Description	Value (†)
Common Stocks – continued
	Electrical Equipment – 7.2%
1,441	AMETEK, Inc.	$184,059
1,242	Hubbell, Inc.	232,117
10,501	nVent Electric PLC	293,083

		709,259

	Electronic Equipment, Instruments & Components – 1.5%
296	CDW Corp.	49,062
717	Keysight Technologies, Inc.(a)	102,818

		151,880

	Food & Staples Retailing – 2.1%
3,682	Performance Food Group Co.(a)	212,120

	Health Care Equipment & Supplies – 1.7%
281	Cooper Cos., Inc. (The)	107,929
803	Hologic, Inc.(a)	59,727

		167,656

	Health Care Providers & Services – 0.7%
1,063	Centene Corp.(a)	67,936

	Hotels, Restaurants & Leisure – 2.4%
6,188	Aramark	233,783

	Independent Power & Renewable Electricity Producers – 1.7%
9,561	Vistra Corp.	169,039

	Insurance – 5.8%
1,016	Allstate Corp. (The)	116,739
664	Arthur J. Gallagher & Co.	82,847
3,923	Athene Holding Ltd., Class A(a)	197,719
1,399	Reinsurance Group of America, Inc.	176,344

		573,649

	IT Services – 5.8%
2,699	Alliance Data Systems Corp.	302,531
548	Global Payments, Inc.	110,466
1,801	MAXIMUS, Inc.	160,361

		573,358

	Life Sciences Tools & Services – 3.4%
557	Agilent Technologies, Inc.	70,817
4,661	Avantor, Inc.(a)	134,843
661	IQVIA Holdings, Inc.(a)	127,665

		333,325

	Machinery – 10.5%
3,259	Crane Co.	306,053
2,628	Oshkosh Corp.	311,838
1,871	Otis Worldwide Corp.	128,070
3,624	Timken Co. (The)	294,160

		1,040,121

Shares	Description	Value (†)
Common Stocks – continued
	Media – 2.5%
1,779	Nexstar Media Group, Inc., Class A	$249,825

	Metals & Mining – 2.6%
17,280	Constellium SE(a)	254,016

	Multi-Utilities – 1.0%
777	Ameren Corp.	63,217
637	CMS Energy Corp.	38,997

		102,214

	Oil, Gas & Consumable Fuels – 4.5%
2,791	Diamondback Energy, Inc.	205,111
1,527	Pioneer Natural Resources Co.	242,518

		447,629

	Professional Services – 2.1%
839	CACI International, Inc., Class A(a)	206,948

	REITs - Diversified – 0.7%
6,456	New Residential Investment Corp.	72,630

	Semiconductors & Semiconductor Equipment – 2.4%
493	Analog Devices, Inc.	76,454
436	CMC Materials, Inc.	77,081
716	Entegris, Inc.	80,049

		233,584

	Software – 1.6%
8,909	SolarWinds Corp.(a)	155,373

	Specialty Retail – 1.9%
7,910	Leslie’s, Inc.(a)	193,716

	Textiles, Apparel & Luxury Goods – 2.3%
5,524	Skechers U.S.A., Inc., Class A(a)	230,406

	Total Common Stocks (Identified Cost $8,097,690)	9,844,836

Principal Amount
Short-Term Investments – 0.7%
$76,194	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2021 at 0.000% to be repurchased at $76,194 on 4/01/2021 collateralized by $70,500 U.S. Treasury Inflation Indexed Note, 0.125% due 10/15/2024 valued at $77,793 including accrued interest (b) (Identified Cost $76,194)	76,194

Description	Value (†)
Total Investments – 100.1% (Identified Cost $8,173,884)	$9,921,030
Other assets less liabilities – (0.1)%	(14,123)

Net Assets – 100.0%	$9,906,907

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadvisers and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadvisers pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$9,844,836	$—	$—	$9,844,836
Short-Term Investments	—	76,194	—	76,194

Total	$9,844,836	$76,194	$—	$9,921,030

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at March 31, 2021 (Unaudited)

Machinery	10.5%
Electrical Equipment	7.2
Capital Markets	6.2
Insurance	5.8
IT Services	5.8
Chemicals	5.6
Banks	5.6
Oil, Gas & Consumable Fuels	4.5
Life Sciences Tools & Services	3.4
Containers & Packaging	3.2
Communications Equipment	2.8
Diversified Consumer Services	2.6
Metals & Mining	2.6
Media	2.5
Hotels, Restaurants & Leisure	2.4
Semiconductors & Semiconductor Equipment	2.4
Textiles, Apparel & Luxury Goods	2.3
Food & Staples Retailing	2.1
Professional Services	2.1
Electric Utilities	2.1
Construction & Engineering	2.0
Other Investments, less than 2% each	15.7
Short-Term Investments	0.7

Total Investments	100.1
Other assets less liabilities	(0.1)

Net Assets	100.0%